Fair Value Option Elected, Difference Between the Aggregate Fair Value and the Aggregate Unpaid Principal Balance (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010
Trading loans	$ 6,279		$ 6,175
LHFS	2,141	[1]	3,168	[1]
Brokered deposits	1,018		1,213
Aggregate Fair Value Under Fair Value Option
Trading loans	2,030		1,353
LHFS	2,139		3,160
LHFI	407		462
Brokered deposits	1,018		1,213
Long-term debt	1,997		2,837
Aggregate Fair Value Under Fair Value Option | Loans Held-for-Sale
Past due loans of 90 days or more	1		2
Nonaccrual loans	1		6
Aggregate Fair Value Under Fair Value Option | Loans Held For Investment [Member]
Past due loans of 90 days or more	1		2
Nonaccrual loans	25		28
Aggregate Unpaid Principal Balance Under Fair Value Option
Trading loans	2,010		1,320
LHFS	2,077		3,155
LHFI	439		517
Brokered deposits	1,011		1,188
Long-term debt	1,901		2,753
Aggregate Unpaid Principal Balance Under Fair Value Option | Loans Held-for-Sale
Past due loans of 90 days or more	1		2
Nonaccrual loans	8		25
Aggregate Unpaid Principal Balance Under Fair Value Option | Loans Held For Investment [Member]
Past due loans of 90 days or more	2		4
Nonaccrual loans	48		54
Fair Value Over/(Under) Unpaid Principal
Trading loans	20		33
LHFS	62		5
LHFI	(32)		(55)
Brokered deposits	7		25
Long-term debt	96		84
Fair Value Over/(Under) Unpaid Principal | Loans Held-for-Sale
Past due loans of 90 days or more	0		0
Nonaccrual loans	(7)		(19)
Fair Value Over/(Under) Unpaid Principal | Loans Held For Investment [Member]
Past due loans of 90 days or more	(1)		(2)
Nonaccrual loans	$ (23)		$ (26)

[1]	Includes loans held for sale, at fair value, of consolidated VIEs $315 $316